Income Taxes - Unrecognized Tax Benefits Roll Forward (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Unrecognized Tax Benefits [Roll Forward]
Balance at January 1, 2011	$ 3,221,000
Additions for tax positions related to current year	586,000
Additions for tax positions of prior years	999,000
Reductions for tax positions of prior years	469,000
Settlements	(591,000)
Foreign currency translation	(58,000)
Balance at December 31, 2011	3,688,000
Accrued interest related to unrecognized tax benefits	300,000
United States (US) [Member]
Unrecognized Tax Benefits [Roll Forward]
Additions for tax positions of prior years	$ 500,000